EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to general partner and limited partner interests		$ 162,136	$ 174,154	$ 141,296
Distributions paid		(153,796)	(143,450)	(127,260)
Under distributed earnings		$ 8,340	$ 30,704	$ 14,036
Earnings per unit (basic and diluted), Common unit holders		$ 2.38	$ 2.47	$ 2.31
Cash distributions declared and paid per unit in the period (in usd per share)		2.30	2.14	2.05
Subsequent event: Cash distributions declared and paid per unit relating to the period		$ 0.58	$ 0.56	$ 0.52
Percentage of units outstanding held by the public		69.00%	59.00%
General Partner ownership Interest (percentage)	2.00%	2.00%
First distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage		98.00%
General partner interest distribution percentage		2.00%
Second distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage		98.00%
General partner interest distribution percentage		2.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Common unitholders distribution percentage		98.00%
General partner interest distribution percentage		2.00%
During Subordination Period | First distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to all unit holders		98.00%
During Subordination Period | Second distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to holders of Incentive distribution rights		13.00%
Distribution percentage to all unit holders		85.00%
During Subordination Period | Third distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to holders of Incentive distribution rights		23.00%
Distribution percentage to all unit holders		75.00%
During Subordination Period | Thereafter
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to holders of Incentive distribution rights		48.00%
Distribution percentage to all unit holders		50.00%
After Subordination Period | First distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to all unit holders		98.00%
After Subordination Period | Second distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to all unit holders		98.00%
After Subordination Period | Third distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to holders of Incentive distribution rights		13.00%
Distribution percentage to all unit holders		85.00%
After Subordination Period | Fourth distribution of additional available cash from operating surplus
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to holders of Incentive distribution rights		23.00%
Distribution percentage to all unit holders		75.00%
After Subordination Period | Thereafter
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partner interest distribution percentage		2.00%
Distribution percentage to holders of Incentive distribution rights		48.00%
Distribution percentage to all unit holders		50.00%
Minimum
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share		$ 0.3850
Minimum | During Subordination Period | First distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share		0.4428
Minimum | During Subordination Period | Second distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share		0.4813
Minimum | During Subordination Period | Third distribution of additional available cash from operating surplus [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution per share		$ 0.5775
Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Under distributed earnings		$ 3,235	$ 13,347	$ 6,649
Weighted average units outstanding (basic and diluted), Common units		45,654	45,663	40,417
Incentive Distribution Rights
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributions paid		$ (8,700)	$ (6,300)	$ (4,900)
Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings per unit (basic and diluted), Common unit holders		$ 2.38	$ 2.47	$ 2.31